Parent Company Balance Sheet (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS:
Cash and cash equivalents	$ 27,321	$ 37,689	$ 48,412	$ 78,321
Available for sale securities, at fair value	170,220	176,513
Other assets	9,018	6,182
Total assets	1,346,379	952,880
LIABILITIES AND SHAREHOLDERS' EQUITY:
Liabilities	1,193,537	827,121
Shareholders' equity	152,842	125,759	130,517	81,104
Total liabilities and shareholders' equity	1,346,379	952,880
Parent Company [Member]
ASSETS:
Cash and cash equivalents	6,589	9,591	15,112	2,315
Available for sale securities, at fair value	5,082	8,380
Investment In Savings Institute Bank and Trust Company	138,506	109,948
ESOP note receivable	5,145	5,600
Income Taxes Receivable	3,885	0
Other assets	2,322	991
Total assets	161,529	134,510
LIABILITIES AND SHAREHOLDERS' EQUITY:
Liabilities	8,687	8,751
Shareholders' equity	152,842	125,759
Total liabilities and shareholders' equity	$ 161,529	$ 134,510